Share Capital - Additional Information (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares outstanding (in shares)	121,640,839	102,174,594
Common stock, shares issued (in shares)	121,640,839	102,174,594
Preference shares authorized (in shares)	20,000,000	20,000,000
Preference shares par value (in USD per share)	$ 0.01	$ 0.01
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	2,297,504	2,297,504
Preferred stock, issued (in shares)	2,297,504	2,297,504
Series D Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050
Preferred stock, issued (in shares)	3,195,050	3,195,050
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preference shares authorized (in shares)	1,000,000